Alger Mid Cap Growth Institutional Fund Expense Example - Class I R Shares [Member] - Alger Mid Cap Growth Institutional Fund	Oct. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 129
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	1,661
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	190
Expense Example, with Redemption, 3 Years	588
Expense Example, with Redemption, 5 Years	1,011
Expense Example, with Redemption, 10 Years	$ 2,190